Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares/Principal/ Contract Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.0%
Credit Acceptance Auto Loan Trust 2017-1, 3.4800%, 2/17/26 (144A)	$550,000		$541,448
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 1.6055%, 3/13/46‡	878,642	GBP	1,068,569
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 2.2268%, 12/5/59 (144A)‡	659,571		645,258
RMAC Securities No 1 2006-NS3X PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.9294%, 6/12/44‡	748,813	GBP	865,477
RMAC Securities No 1 2006-NS4X PLC,
ICE LIBOR GBP 3 Month + 0.1700%, 0.6303%, 6/12/44‡	746,893	GBP	870,575
RMAC Securities No 1 PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.6103%, 6/12/44‡	213,730	GBP	248,350
Stratton Mortgage Funding PLC,
ICE LIBOR GBP 3 Month + 0.8000%, 1.2603%, 3/12/44‡	1,385,739	GBP	1,706,962
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $6,483,964)			5,946,639
Corporate Bonds – 12.8%
Banking – 2.5%
Citigroup Inc, SOFR + 4.5480%, 5.3160%, 3/26/41‡	970,000		1,214,263
Goldman Sachs Group Inc, 3.5000%, 4/1/25	1,739,000		1,763,418
HSBC Holdings PLC, 4.9500%, 3/31/30	200,000		220,568
JPMorgan Chase & Co,
Euro Interbank Offered Rate 3 Month + 0.7600%, 1.0900%, 3/11/27‡	442,000	EUR	465,452
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	795,000		922,300
Standard Chartered PLC,
US Treasury Yield Curve Rate + 3.8500%, 4.6440%, 4/1/31 (144A)‡	476,000		488,109
			5,074,110
Basic Industry – 0.3%
Anglo American Capital PLC, 5.3750%, 4/1/25 (144A)	548,000		553,757
Ecolab Inc, 4.8000%, 3/24/30	101,000		114,981
			668,738
Brokerage – 0.2%
Ameriprise Financial Inc, 3.0000%, 4/2/25	315,000		313,668
Communications – 1.0%
Comcast Corp, 3.1000%, 4/1/25	123,000		130,053
Sky Ltd, 2.5000%, 9/15/26	396,000	EUR	474,787
Verizon Communications Inc, 3.2500%, 2/17/26	382,000	EUR	462,700
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		304,124
Walt Disney Co, 3.7000%, 3/23/27	580,000		641,366
			2,013,030
Consumer Cyclical – 1.5%
Home Depot Inc, 2.7000%, 4/15/30	790,000		805,117
NIKE Inc, 2.7500%, 3/27/27	155,000		161,970
Richemont International Holding SA, 1.0000%, 3/26/26	871,000	EUR	942,591
Target Corp, 2.6500%, 9/15/30	362,000		370,654
Visa Inc, 1.9000%, 4/15/27	216,000		216,396
Volkswagen Leasing GmbH, 1.6250%, 8/15/25	438,000	EUR	455,620
			2,952,348
Consumer Non-Cyclical – 2.1%
Archer-Daniels-Midland Co, 2.7500%, 3/27/25	518,000		528,757
Baxter International Inc, 3.7500%, 10/1/25 (144A)	235,000		249,768
Coca-Cola Co, 3.3750%, 3/25/27	789,000		871,095
General Mills Inc, 2.8750%, 4/15/30	83,000		82,834
Kimberly-Clark Corp, 3.1000%, 3/26/30	121,000		129,933
Mars Inc, 4.1250%, 4/1/54 (144A)	474,000		536,632
Medtronic Global Holdings, 0.2500%, 7/2/25	260,000	EUR	271,728
Pfizer Inc, 2.6250%, 4/1/30	122,000		128,020
Procter & Gamble Co, 3.0000%, 3/25/30	523,000		580,551
Sysco Corp, 5.9500%, 4/1/30	205,000		215,863
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	536,993
			4,132,174
Electric – 0.5%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		198,047
Ameren Corp, 3.5000%, 1/15/31	195,000		195,531
Berkshire Hathaway Energy, 3.7000%, 7/15/30 (144A)	171,000		181,726
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	466,451
			1,041,755
Energy – 0.8%
Continental Resources Inc/OK, 5.0000%, 9/15/22	674,000		417,830
Exxon Mobil Corp, 2.9920%, 3/19/25	1,200,000		1,264,432
			1,682,262

Shares/Principal/ Contract Amounts			Value
Corporate Bonds – (continued)
Financial Institutions – 0.3%
Akelius Residential Property AB, 1.1250%, 3/14/24	540,000	EUR	$583,439
Government Sponsored – 0.7%
Electricite de France SA, 2.0000%, 10/2/30	400,000	EUR	462,126
Enexis Holding NV, 0.7500%, 7/2/31	456,000	EUR	487,799
ESB Finance DAC, 2.1250%, 11/5/33	398,000	EUR	469,236
			1,419,161
Industrial – 0.6%
CPI Property Group SA, 1.4500%, 4/14/22	550,000	EUR	599,891
Globalworth Real Estate Investments Ltd, 2.8750%, 6/20/22	496,000	EUR	549,900
			1,149,791
Insurance – 0.2%
Aia Group Ltd, 3.3750%, 4/7/30	$450,000		453,618
Real Estate Investment Trusts (REITs) – 0.2%
Unibail-Rodamco-Westfield SE, 1.7500%, 7/1/49	500,000	EUR	398,688
Technology – 1.3%
Fidelity National Information Services Inc, 2.9500%, 5/21/39	410,000	EUR	453,896
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	467,475
NVIDIA Corp, 2.8500%, 4/1/30	816,000		848,101
Oracle Corp, 2.8000%, 4/1/27	760,000		774,685
			2,544,157
Tobacco – 0.2%
BAT Capital Corp, 4.7000%, 4/2/27	319,000		325,308
Transportation – 0.4%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	400,000	EUR	421,207
United Parcel Service Inc, 4.4500%, 4/1/30	282,000		319,207
			740,414
Total Corporate Bonds (cost $25,544,582)			25,492,661
Foreign Government Bonds – 43.0%
Australia Government Bond, 5.7500%, 7/15/22	1,849,000	AUD	1,279,520
Australia Government Bond, 3.0000%, 3/21/47	582,000	AUD	464,529
Canadian Government Bond, 2.0000%, 6/1/28	2,723,000	CAD	2,138,748
Canadian Government Bond, 2.7500%, 12/1/48	408,000	CAD	387,964
China Government Bond, 3.2900%, 5/23/29	24,000,000	CNY	3,558,298
China Government Bond, 3.8600%, 7/22/49	24,400,000	CNY	3,829,298
French Republic Government Bond OAT, 4.0000%, 4/25/60	248,246	EUR	563,437
Indonesia Treasury Bond, 8.3750%, 3/15/34	71,586,000,000	IDR	4,347,861
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	2,279,000	EUR	2,542,469
Italy Buoni Poliennali Del Tesoro, 3.0000%, 8/1/29	7,358,000	EUR	9,194,681
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	1,197,000	EUR	1,595,226
Japan Government Forty Year Bond, 0.8000%, 3/20/58	41,950,000	JPY	440,024
Japan Government Ten Year Bond, 0.1000%, 12/20/29	1,054,750,000	JPY	9,890,546
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	808,691
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	247,700,000	JPY	2,481,101
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	864,503	EUR	1,375,603
Mexican Bonos, 8.0000%, 12/7/23	195,458,000	MXN	8,644,219
Mexican Bonos, 8.0000%, 11/7/47	38,130,000	MXN	1,605,795
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,175,364
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,142,804
Republic of Poland Government Bond, 1.5000%, 4/25/20	9,528,000	PLN	2,305,697
Spain Government Bond, 3.8000%, 4/30/24 (144A)	763,000	EUR	965,796
Spain Government Bond, 0.6000%, 10/31/29 (144A)	6,310,000	EUR	6,930,112
Sweden Government Bond, 3.5000%, 3/30/39	19,930,000	SEK	3,236,751
United Kingdom Gilt, 1.6250%, 10/22/28	4,303,085	GBP	5,976,982
United Kingdom Gilt, 1.5000%, 7/22/47	1,829,884	GBP	2,651,561
Total Foreign Government Bonds (cost $88,262,417)			85,533,077
Inflation-Indexed Bonds – 4.7%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29 (cost $9,775,204)	1,012,135,700	JPY	9,414,340
Mortgage-Backed Securities – 19.7%
Fannie Mae Pool:
2.5000%, 12/1/32	6,535		6,803
2.5000%, 11/1/34	428,593		446,551
2.5000%, 1/1/35	187,737		194,904
4.5000%, 11/1/42	31,045		34,207
3.0000%, 1/1/43	12,934		13,715
4.5000%, 10/1/44	64,527		70,725
4.5000%, 3/1/45	100,479		110,130
4.5000%, 6/1/45	59,561		65,305
4.5000%, 2/1/46	120,599		132,881
3.0000%, 3/1/46	3,707,583		3,901,485
3.0000%, 2/1/47	4,014,264		4,251,024
4.5000%, 5/1/47	21,433		23,291
4.5000%, 5/1/47	17,940		19,452

4.5000%, 5/1/47	17,708	19,178
Shares/Principal/ Contract Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 5/1/47	$13,622	$14,752
4.5000%, 5/1/47	13,364	14,522
4.5000%, 5/1/47	10,957	11,880
4.5000%, 5/1/47	7,232	7,842
4.5000%, 5/1/47	4,533	4,926
4.5000%, 5/1/47	4,135	4,494
4.5000%, 6/1/47	73,627	79,732
4.5000%, 6/1/47	7,234	7,861
4.5000%, 7/1/47	53,107	57,510
4.5000%, 7/1/47	40,453	43,807
4.5000%, 7/1/47	32,980	35,715
4.5000%, 8/1/47	59,102	64,003
4.5000%, 8/1/47	9,814	10,627
4.5000%, 9/1/47	52,847	57,229
4.5000%, 9/1/47	32,300	34,979
4.5000%, 9/1/47	32,047	34,705
4.5000%, 10/1/47	7,733	8,374
4.5000%, 10/1/47	4,247	4,599
4.5000%, 11/1/47	40,576	43,941
4.0000%, 12/1/47	2,376,098	2,539,902
4.5000%, 3/1/48	51,037	55,235
4.5000%, 4/1/48	49,175	53,219
4.5000%, 5/1/48	33,786	36,565
4.5000%, 5/1/48	33,157	35,884
4.5000%, 6/1/48	35,815	38,760
3.0000%, 9/1/49	27,463	28,893
3.0000%, 9/1/49	11,580	12,169
3.0000%, 9/1/49	10,192	10,724
3.0000%, 9/1/49	3,900	4,111
3.0000%, 12/1/49	9,698	10,182
2.5000%, 1/1/50	8,911	9,263
3.0000%, 1/1/50	121,470	127,423
3.0000%, 1/1/50	41,695	43,784
3.0000%, 1/1/50	19,871	20,876
3.5000%, 1/1/50	12,464	13,261
2.5000%, 3/1/50	739,135	767,165
3.0000%, 3/1/50	3,242,996	3,407,377
3.0000%, 3/1/50	1,192,579	1,253,391
3.0000%, 2/1/57	39,525	42,446
		18,341,779
Freddie Mac Gold Pool:
3.0000%, 6/1/43	2,138	2,240
4.5000%, 5/1/44	57,189	62,718
		64,958
Freddie Mac Pool:
3.0000%, 5/1/31	708,934	744,724
3.0000%, 9/1/32	2,197	2,308
3.0000%, 10/1/32	3,463	3,636
2.5000%, 12/1/32	5,325	5,543
3.0000%, 12/1/32	591,792	621,096
2.5000%, 4/1/33	585,858	609,819
2.5000%, 11/1/34	352,989	367,779
4.5000%, 7/1/48	80,116	86,507
3.0000%, 10/1/49	9,908	10,417
3.0000%, 10/1/49	982	1,031
3.0000%, 11/1/49	6,078,664	6,412,435
3.0000%, 11/1/49	196,577	206,300
3.0000%, 11/1/49	81,437	85,465
3.0000%, 12/1/49	105,147	110,348
3.0000%, 12/1/49	22,500	23,613
3.0000%, 12/1/49	12,921	13,560
2.5000%, 1/1/50	4,157	4,321
3.0000%, 1/1/50	37,617	39,496
3.0000%, 1/1/50	3,730	3,917
3.5000%, 1/1/50	8,245	8,772
3.0000%, 2/1/50	4,983	5,227
3.0000%, 2/1/50	2,966	3,115
3.0000%, 3/1/50	4,992	5,258
3.0000%, 3/1/50	3,994	4,198
3.0000%, 3/1/50	2,996	3,145
		9,382,030
Ginnie Mae:
3.5000%, 10/20/48	6,066,096	6,400,702

Shares/Principal/ Contract Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool:
4.0000%, 5/20/48	$1,304,292	$1,391,954
4.0000%, 6/20/48	2,983,896	3,184,445
4.0000%, 4/20/49	543,281	578,564
		5,154,963
Total Mortgage-Backed Securities (cost $38,719,109)		39,344,432
United States Treasury Notes/Bonds – 12.6%
1.7500%, 7/31/21	1,719,800	1,755,540
2.5000%, 1/31/24	741,000	802,335
2.6250%, 12/31/25	2,016,200	2,262,712
2.6250%, 2/15/29	1,249,900	1,461,504
1.5000%, 2/15/30	3,115,100	3,358,224
5.0000%, 5/15/37	3,572,600	5,868,554
3.3750%, 11/15/48	3,302,200	4,902,735
3.0000%, 2/15/49	3,323,700	4,634,874
Total United States Treasury Notes/Bonds (cost $21,619,518)		25,046,478
Investment Companies – 7.3%
Money Markets – 7.3%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $14,476,388)	14,475,068	14,477,963
OTC Purchased Options – Puts – 0%
Counterparty/Reference Asset
Citibank:
MXN Currency,
Notional amount $4,500,000, premiums paid $102,150, unrealized depreciation $(95,026), exercise price $19.41, expires 7/3/20*	4,500,000	7,124
MXN Currency,
Notional amount $4,500,000, premiums paid $101,025, unrealized depreciation $(93,456), exercise price $19.30, expires 7/10/20*	4,500,000	7,569
Total OTC Purchased Options – Puts (premiums paid $203,175, unrealized depreciation $(188,482))		14,693
Total Investments (total cost $205,084,357) – 103.1%		205,270,283
Liabilities, net of Cash, Receivables and Other Assets – (3.1)%		(6,247,421)
Net Assets – 100%		$199,022,862

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$96,012,894	46.8%
Japan	23,571,695	11.5
United Kingdom	14,897,248	7.2
Italy	13,332,376	6.5
Canada	10,844,880	5.3
Mexico	10,264,707	5.0
Spain	8,783,566	4.3
China	7,387,596	3.6
Indonesia	4,347,861	2.1
Sweden	3,820,190	1.9
Australia	2,389,307	1.2
Poland	2,305,697	1.1
France	1,424,251	0.7
Belgium	1,375,603	0.7
Switzerland	942,591	0.4
Czech Republic	599,891	0.3
South Africa	553,757	0.3
Romania	549,900	0.3
Netherlands	487,799	0.2
Ireland	469,236	0.2
Germany	455,620	0.2
Hong Kong	453,618	0.2

Total	$205,270,283	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 7.3%
Money Markets - 7.3%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$102,518	$154	$1,662	$14,477,963

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 7.3%
Money Markets - 7.3%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	3,636,167	104,067,199	(93,227,219)	14,477,963

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	4/28/20	3,063,000	$(2,050,296)	$(166,684)
British Pound	4/28/20	(5,072,500)	6,592,297	289,612
Danish Krone	4/28/20	(206,000)	30,147	(336)
Euro	4/28/20	(2,800)	3,135	45
Japanese Yen	4/28/20	(486,289,000)	4,405,394	(125,133)
Mexican Peso	4/28/20	3,007,600	(158,262)	(31,911)
New Zealand Dollar	4/28/20	7,806,000	(5,049,897)	(394,995)

				(429,402)
Barclays Capital, Inc.:
Australian Dollar	4/28/20	(2,101,000)	1,417,795	125,772
British Pound	4/28/20	(179,400)	233,132	10,224
Canadian Dollar	4/28/20	(10,711,000)	8,085,153	469,626
Euro	4/28/20	(942,000)	1,029,568	(10,185)
Japanese Yen	4/28/20	511,709,000	(4,669,548)	97,805
Norwegian Krone	4/28/20	(18,589,000)	2,015,220	223,737
Polish Zloty	4/28/20	(1,096,000)	280,642	15,473
Swedish Krona	4/28/20	11,752,000	(1,223,796)	(33,801)

				898,651
BNP Paribas:
British Pound	4/28/20	1,606,000	(2,087,151)	(91,663)
Canadian Dollar	4/28/20	(7,205,000)	5,438,791	316,031
Euro	4/28/20	(1,240,000)	1,355,407	(13,270)
Japanese Yen	4/28/20	395,979,000	(3,613,293)	75,858
New Zealand Dollar	4/28/20	(379,000)	245,115	19,109
Norwegian Krone	4/28/20	23,970,000	(2,598,372)	(288,305)
Polish Zloty	4/28/20	127,000	(32,517)	(1,791)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Swedish Krona	4/28/20	(24,590,000)	$2,560,608	70,651

				86,620
Citibank, National Association:
Australian Dollar	4/28/20	(17,000)	10,308	(146)
British Pound	4/28/20	(5,485,700)	7,129,194	313,099
British Pound	4/28/20	(1,076,000)	1,260,630	(76,323)
Canadian Dollar	4/28/20	5,996,000	(4,143,243)	119,917
Canadian Dollar	4/28/20	3,600,500	(2,682,114)	(122,156)
Euro	4/28/20	(1,928,000)	2,134,435	6,363
Euro	4/28/20	(1,875,880)	2,014,867	(55,677)
Japanese Yen	4/28/20	(805,855,400)	7,272,247	(235,531)
Korean Won	4/28/20	2,796,500,000	(2,372,509)	(72,040)
Mexican Peso	4/28/20	(41,465,200)	2,088,240	346,256
Mexican Peso	4/28/20	(6,273,000)	248,067	(15,467)
New Zealand Dollar	4/28/20	(5,441,000)	3,518,944	274,348
Norwegian Krone	4/28/20	(26,240,000)	2,843,387	314,553
Swedish Krona	4/28/20	557,000	(57,070)	(669)

				796,527
Credit Suisse International:
Swiss Franc	4/28/20	1,067,000	(1,089,723)	21,068
HSBC Securities (USA), Inc.:
British Pound	4/28/20	(647,000)	840,498	36,587
Euro	4/28/20	594,000	(649,052)	6,589
Japanese Yen	4/28/20	251,202,000	(2,292,512)	47,819
Mexican Peso	4/28/20	(18,704,000)	993,831	208,062
New Zealand Dollar	4/28/20	(1,984,000)	1,283,053	99,947
Norwegian Krone	4/28/20	(3,147,000)	341,186	37,899

				436,903
JPMorgan Chase Bank, National Association:
Australian Dollar	4/28/20	147,000	(99,226)	(8,828)
British Pound	4/28/20	7,227,000	(9,389,564)	(409,869)
Euro	4/28/20	17,164,400	(18,758,280)	187,302
Euro	4/28/20	224,800	(250,971)	(2,843)
Japanese Yen	4/28/20	924,194,000	(8,428,039)	182,243
Mexican Peso	4/28/20	(170,063,000)	9,038,404	1,893,927
Norwegian Krone	4/28/20	25,831,000	(2,800,136)	(310,718)
Polish Zloty	4/28/20	(8,573,000)	2,193,761	119,591

				1,650,805
Total				$3,461,172

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 67,336,570
Forward foreign currency exchange contracts, sold	73,835,139
Futures contracts, purchased	606,949
Futures contracts, sold	735,776
Interest rate swaps, receive fixed rate/pay floating rate	(22,771)
Purchased options contracts, put	28,098

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $14,063,435, which represents 7.1% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$5,946,639	$-
Corporate Bonds	-	25,492,661	-
Foreign Government Bonds	-	85,533,077	-
Inflation-Indexed Bonds	-	9,414,340	-
Mortgage-Backed Securities	-	39,344,432	-
United States Treasury Notes/Bonds	-	25,046,478	-
Investment Companies	-	14,477,963	-
OTC Purchased Options – Puts	-	14,693	-
Total Investments in Securities	$-	$205,270,283	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	5,929,513	-
Total Assets	$-	$211,199,796	$-

Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,468,341	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.